Description of Business	12 Months Ended
Dec. 31, 2022
Description of Business
Description of Business

Description of Business

Calliditas Therapeutics AB (publ) (“Calliditas” or the “Parent Company”), with corporate registration number 556659-9766, and its subsidiaries (collectively, the “Group”) conduct development and commercial activities in pharmaceuticals. These consolidated financial statements encompass the Group, domiciled in Stockholm, Sweden, and its subsidiaries for the year ended December 31, 2022, 2021 and 2020, respectively.

Calliditas is a commercial stage biopharma company focused on identifying, developing and commercializing novel treatments in orphan indications, with an initial focus on renal and hepatic diseases with significant unmet medical needs. The registered address of the corporate headquarters is Kungsbron 1, D5, Stockholm, Sweden.

Calliditas was founded as a public limited liability company under the laws of Sweden on February 20, 2004 under the name Pharmalink AB and registered with the Swedish Companies Registration Office on April 15, 2004. As of December 31, 2022, Calliditas is the Parent Company of four subsidiaries located in Sweden, France and in the United States. The Swedish subsidiary is Nefecon AB which is conducting no operating activities. The subsidiaries in the United States are Calliditas Therapeutics US Inc and Calliditas NA Enterprises Inc, who are conducting commercialization activates in the United States, respectively. The French subsidiary is Calliditas Therapeutics France SAS located in France which is conducting preclinical activities.

The Board of Directors (the “Board”) approved, and authorized for issuance, these consolidated financial statements on April 25, 2023.